S000084745 [Member] Shareholder Fees - AB Mid Cap Value Portfolio - Class Z	Jun. 30, 2026
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Exchange Fee (as a percentage of Amount Redeemed)	0.00%